Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Information	Entity-wide disaggregated net revenues and direct costs for these lines for the six months ended June 30, 2026 and 2025 were as follows:

For six months ended June 30, 2026	Sales of medical and other related products	Research and development of pancreatic cancer early detection services	Research and development of sales of contact lenses	Corporate unallocated	Consolidated
Net revenues	$779,859	$-	$-	$66,642	$846,501
Cost of revenues	(578,271)	-	-	-	(578,271)
Gross profit	201,588	-	-	66,642	268,230
Total operating expenses	(239,849)	(63,200)	(1,243,747)	(1,956,090)	(3,502,886)
Operating loss	(38,261)	(63,200)	(1,243,747)	(1,889,448)	(3,234,656)
Finance income, net	35,742	-	-	16,963	52,705
Other income (expenses), net	35,922	-	-	(6)	35,916
Change in fair value of warrant liabilities	-	-	-	9,846,532	9,846,532
Net loss	33,403	(63,200)	(1,243,747)	7,974,041	6,700,497

As of June 30, 2026
Identifiable long-lived assets	1,995,198	1,632,800	840,892	-	4,468,890
Total assets	$4,233,357	$1,632,800	$840,892	$3,353,212	$10,060,261

For six months ended June 30, 2025	Sales of medical and other related products	Research and development of pancreatic cancer early detection services	Research and development of sales of contact lenses	Corporate unallocated	Consolidated
Net revenues	$169,007	$—	$35,000	$—	$204,007
Cost of revenues	(109,342)	—	(25,870)	—	(135,212)
Gross profit	59,665	—	9,130	—	68,795
Total operating expenses	(268,734)	(16,071)	(835,564)	(902,258)	(2,022,627)
Operating loss	(209,069)	(16,071)	(826,434)	(902,258)	(1,953,832)
Finance income, net	17,108	—	—	1,421	18,439
Other income (expenses), net	17,305	—	—	—	17,305
Income tax expenses	(1,507)	—	—	—	(1,507)
Net loss	(173,239)	(16,071)	(826,434)	(900,837)	(1,916,581)

As of June 30, 2025
Identifiable long-lived assets	83,827	1,915,200	986,328	—	2,985,355
Total assets	$934,288	$1,915,200	$1,464,966	$1,526,632	$5,841,086